Segment information (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 65,493,106	$ 61,220,518
Cleaning [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,277,143	973,569
Purification And Deodorization [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	37,475,537	30,232,508
Barbecue Charcoal - Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	13,299,128	13,271,530
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,999,463	7,994,929
EDLC Carbon [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	8,630,296	8,188,855
Barbecue Charcoal - international [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 811,539	$ 559,127